Stock Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Nov. 08, 2012	Nov. 13, 2008	Jun. 30, 2016	Jun. 30, 2015	Dec. 08, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income (expense) related to change in fair value of share based compensation			$ (1,400)	$ 3,300
Dividend paid on shares granted			900	900
Recognized stock based compensation expense			3,967	4,170
Fair value of common share outstanding			10,449	$ 7,349
Class B Series Two Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial allotment					717,747
Additional allotment		1,446,291
Number of shares put back to the company				10,777
B2/B3 Share exchange				50,689
Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional allotment	2,265,000
Fair value of common share outstanding			10,500	$ 7,300
B2/B3 Share exchange				80,009
Class B Series Three Common Shares | Other Current Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common share outstanding			7,700	$ 5,400
Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized stock based compensation expense			4,000	4,200
Payments for shares put back to the company			$ 700	$ 1,900
Equity Incentive Plan | Class B Series Two Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company				10,777
Payments for shares put back to the company				$ 100
Equity Incentive Plan | Class B Series Three Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares put back to the company			139,912	322,019